Taxes on Income (Income Before Income Taxes and Income Taxes Expense (Benefit) Included in the Consolidated Statements of Operations) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Taxes on Income [Abstract]
Income before income taxes, Israel	$ 16,522	$ 16,857	$ 10,086
Income before income taxes, foreign jurisdiction	787	1,125	695
Income before income taxes	17,309	17,982	10,781
Current taxes, Israel	2,494	949	784
Current taxes, foreign jurisdiction	409	479	116
Current taxes	2,903	1,428	900
Current tax (benefits) expenses relating to prior years, Israel	20	29	(12)
Deferred taxes, Israel	(200)	(552)	(3)
Deferred taxes, foreign jurisdiction	(19)		25
Deferred taxes	(219)	(552)	22
Income tax expense	$ 2,704	$ 905	$ 910